STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Schedule of shares issued

	Number of Shares	Amount
Subscription receivable at June 30, 2011	32,143,170	$ 3,857,180
Conversion of notes payable to related parties and related accrued interest	34,390,418	4,126,850
Conversion of accrued expenses	136,424	16,374
Reclassification of conversion option liabilities to equity	-	2,654,730
Conversion of exchange feature liability	22,500,000	2,712,600
Rights offering costs	-	(419,410)

Total	89,170,012	$ 12,948,324